Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 98.31%
ASSET-BACKED SECURITIES — 8.78%**
AmeriCredit Automobile Receivables Trust,
Series 2021-1, Class D
1.21% 12/18/26 $ 540,000 $ 490,277
AmeriCredit Automobile Receivables Trust,
Series 2022-2, Class C
5.32% 04/18/28 630,000 616,601
AMMC CLO XI Ltd.,
Series 2012-11A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.01%)
6.31% 04/30/31
1,2,3
250,000 247,487
Canyon Capital CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
6.06% 04/15/34
1,2,3
87,500 87,458
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
5.91% 04/25/35
1
164,442 164,322
Flatiron CLO 17 Ltd.,
Series 2017-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
6.30% 05/15/30
1,2,3
266,684 264,308
GLS Auto Receivables Issuer Trust,
Series 2020-1A, Class D
3.68% 11/16/26
2
630,000 607,965
JPMorgan Chase Bank N.A. - CACLN,
Series 2021-2, Class B
0.89% 12/26/28
2
441,003 426,484
JPMorgan Chase Bank N.A. - CACLN,
Series 2021-3, Class D
1.01% 02/26/29
2
254,329 240,752
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
6.06% 04/15/31
1,2,3
272,727 271,925
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06% 10/15/69
2
976,681 843,217
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
5.75% 10/27/36
1,2
181,229 177,129
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
6.21% 07/15/29
1,2,3
631,405 627,499
Palmer Square Loan Funding Ltd.,
Series 2020-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
6.18% 02/20/28
1,2,3
140,396 139,897
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
6.18% 05/20/29
1,2,3
$ 428,458 $ 424,674
Progress Residential Trust,
Series 2019-SFR3, Class E
3.37% 09/17/36
2
325,000 310,357
Progress Residential Trust,
Series 2019-SFR4, Class G
3.93% 10/17/36
2
755,000 721,772
Progress Residential Trust,
Series 2020-SFR2, Class A
2.08% 06/17/37
2
882,909 819,511
Santander Drive Auto Receivables Trust,
Series 2021-1, Class D
1.13% 11/16/26 990,000 947,106
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
5.70% 06/25/27
1
85,965 83,477
Tricon American Homes Trust,
Series 2017-SFR2, Class A
2.93% 01/17/36
2
893,066 876,316
Total Asset-Backed Securities
(Cost $9,669,570) 9,388,534
CORPORATES — 24.09%*
Banking — 6.05%
Bank of America Corp.
1.73% 07/22/27
4
150,000 133,943
Bank of America Corp.
(GMTN)
3.59% 07/21/28
4
70,000 65,247
Bank of America Corp.
(MTN)
1.32% 06/19/26
4
770,000 705,241
3.82% 01/20/28
4
985,000 932,000
DNB Bank ASA
(Norway)
0.86% 09/30/25
2,3,4
390,000 365,926
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,4
510,000 490,143
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
125,000 110,682
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
2,3,4
850,000 797,447
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
4
55,000 54,781
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
425,000 407,077
U.S. Bancorp
4.65% 02/01/29
4
300,000 286,898

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
UBS Group AG
(Switzerland)
1.31% 02/02/27
2,3,4
$ 485,000 $ 424,593
2.13% 10/13/26
3,4
100,000 101,648
2.59% 09/11/25
2,3,4
505,000 481,241
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
1,180,000 1,111,780
6,468,647
Communications — 0.89%
Qwest Corp.
7.25% 09/15/25 400,000 390,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
2
190,000 188,045
T-Mobile USA, Inc.
2.25% 02/15/26 400,000 368,623
946,668
Consumer Discretionary — 1.04%
Imperial Brands Finance PLC
(United Kingdom)
6.13% 07/27/27
2,3
135,000 135,459
Reynolds American, Inc.
4.85% 09/15/23 600,000 598,460
WarnerMedia Holdings, Inc.
3.76% 03/15/27 400,000 373,393
1,107,312
Diversified REITs — 0.86%
Digital Euro Finco LLC
2.63% 04/15/24 385,000 411,030
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
2
230,000 222,655
5.75% 02/01/27
2
285,000 279,988
913,673
Electric — 1.45%
American Electric Power Co., Inc.
2.03% 03/15/24 620,000 603,237
Eversource Energy
2.90% 03/01/27 350,000 323,232
Metropolitan Edison Co.
4.00% 04/15/25
2
500,000 478,732
Pennsylvania Electric Co.
4.15% 04/15/25
2
150,000 145,075
1,550,276
Energy — 2.06%
Energy Transfer LP
5.95% 12/01/25 900,000 901,794
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26 350,000 338,941
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Southern Co. Gas Capital Corp.
3.88% 11/15/25 $ 1,000,000 $ 959,764
2,200,499
Finance — 5.37%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
400,000 357,772
Air Lease Corp.
3.63% 04/01/27 400,000 369,865
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
383,000 323,321
Capital One Financial Corp.
1.34% 12/06/24
4
610,000 594,104
Citigroup, Inc.
3.89% 01/10/28
4
1,120,000 1,062,026
Goldman Sachs Group, Inc. (The)
1.22% 12/06/23 545,000 535,020
JPMorgan Chase & Co.
0.82% 06/01/25
4
125,000 118,772
1.04% 02/04/27
4
1,235,000 1,100,967
Morgan Stanley
0.99% 12/10/26
4
855,000 763,602
1.59% 05/04/27
4
245,000 219,400
Nationwide Building Society
(United Kingdom)
4.36% 08/01/24
2,3,4
125,000 124,751
UBS Group AG
(Switzerland)
1.36% 01/30/27
2,3,4
200,000 175,359
5,744,959
Health Care — 1.06%
Amgen, Inc.
5.15% 03/02/28 390,000 389,834
HCA, Inc.
5.38% 02/01/25 500,000 496,019
5.88% 02/15/26 250,000 250,200
1,136,053
Health Care REITs — 0.18%
Healthcare Realty Holdings LP
3.63% 01/15/28 220,000 194,957
Industrials — 0.89%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 400,000 387,229
Berry Global, Inc.
5.50% 04/15/28
2
300,000 296,158
Boeing Co. (The)
1.43% 02/04/24 125,000 121,711

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
5.71% 05/05/26
1
$ 142,000 $ 141,620
946,718
Information Technology — 1.27%
Netflix, Inc.
3.63% 06/15/25
2
490,000 472,486
Oracle Corp.
5.80% 11/10/25 300,000 303,587
VMware, Inc.
1.00% 08/15/24 610,000 577,662
1,353,735
Insurance — 1.74%
Athene Global Funding
2.51% 03/08/24
2
135,000 131,009
(SOFR Index plus 0.70%)
5.79% 05/24/24
1,2
500,000 495,114
Nationwide Mutual Insurance Co.
7.84% 12/15/24
2,4
670,000 669,472
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23
3
570,000 568,427
1,864,022
Materials — 0.31%
International Flavors & Fragrances, Inc.
1.83% 10/15/27
2
390,000 329,129
Real Estate Investment Trust (REIT) — 0.24%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.65% 07/12/25
3
225,000 259,742
Services — 0.38%
Global Payments, Inc.
2.15% 01/15/27 455,000 404,026
Specialized REITs — 0.30%
Extra Space Storage LP
5.70% 04/01/28 135,000 135,029
Life Storage LP
3.88% 12/15/27 205,000 190,586
325,615
Total Corporates
(Cost $26,232,718) 25,746,031
MORTGAGE-BACKED — 44.16%**
Non-Agency Commercial Mortgage-Backed — 4.87%
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A
(CME Term SOFR 1-Month plus 1.04%)
6.19% 10/15/37
1,2
566,521 559,881
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A
(CME Term SOFR 1-Month plus 2.11%)
7.26% 06/15/27
1,2
$ 205,000 $ 204,993
FS Rialto,
Series 2019-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.20%)
6.36% 12/16/36
1,2,3
378,813 377,137
Great Wolf Trust,
Series 2019-WOLF, Class A
(CME Term SOFR 1-Month plus 1.15%)
6.30% 12/15/36
1,2
850,000 840,412
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A3
3.23% 01/15/48 244,921 234,058
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class A
(CME Term SOFR 1-Month plus 0.66%)
5.81% 12/15/37
1,2
568,075 558,534
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.96% 11/15/35
1,2
252,068 250,618
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.79% 10/15/46
4
1,355,571 53
MSCG Trust,
Series 2018-SELF, Class A
(LIBOR USD 1-Month plus 0.90%)
6.09% 10/15/37
1,2
1,188,033 1,177,455
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(LIBOR USD 1-Month plus 0.88%)
6.07% 12/15/34
1,2
1,100,000 1,006,712
5,209,853
Non-Agency Mortgage-Backed — 10.98%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 08/25/23)
7.40% 06/25/32 10,397 10,010
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
4.11% 05/25/35
4
18,881 18,136
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 07/25/23)
2.86% 07/25/59
2
141,661 132,913
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 16,379 15,733
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R10, Class M3
(LIBOR USD 1-Month plus 0.68%)
5.83% 01/25/36
1
466,523 457,050

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(LIBOR USD 1-Month plus 0.71%)
5.86% 11/25/35
1
$ 614,442 $ 598,137
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 2,519 2,472
Bear Stearns Asset-Backed Securities Trust,
Series 2006-2, Class M5
(LIBOR USD 1-Month plus 2.03%)
7.18% 07/25/36
1
315,260 314,693
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
6.50% 10/25/37
1,2
265,824 265,353
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2D
(LIBOR USD 1-Month plus 0.27%)
5.42% 05/25/37
1
162,990 158,305
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M2
(LIBOR USD 1-Month plus 0.44%)
5.59% 11/25/36
1
535,328 521,637
Countrywide Asset-Backed Certificates Trust,
Series 2005-4, Class MV5
(LIBOR USD 1-Month plus 1.01%)
6.16% 10/25/35
1
555,165 544,509
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR31, Class 4A2
4.25% 11/25/32
4
15,375 14,773
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
5.90% 07/19/44
1
70,886 64,105
Encore Credit Receivables Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.90%)
6.05% 10/25/35
1
810,597 786,407
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
5.93% 09/25/35
1
500,440 496,802
First Franklin Mortgage Loan Trust,
Series 2006-FF11, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
5.41% 08/25/36
1
181,936 181,179
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M1
(LIBOR USD 1-Month plus 0.56%)
5.71% 01/25/36
1
607,056 578,616
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.47% 06/25/28 1 1
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAMP Trust,
Series 2005-HE5, Class M3
(LIBOR USD 1-Month plus 0.69%)
5.84% 11/25/35
1
$ 184,308 $ 181,330
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.54%)
5.69% 12/25/35
1
45,898 45,307
HSI Asset Securitization Corp. Trust,
Series 2006-OPT2, Class M2
(LIBOR USD 1-Month plus 0.59%)
5.74% 01/25/36
1
378,211 367,910
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
5.93% 12/25/34
1
236,816 187,633
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
4.46% 10/25/34
4
70,621 64,113
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A5
(LIBOR USD 1-Month plus 0.24%)
5.39% 05/25/37
1
1,047,659 1,038,677
JPMorgan Mortgage Trust,
Series 2005-A2, Class 9A1
4.13% 04/25/35
4
65,607 63,240
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
4.12% 10/25/34
4
23,960 22,720
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I2A1
(LIBOR USD 1-Month plus 0.32%)
5.47% 01/25/47
1
231,568 227,333
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.22% 10/25/32
4
16,354 15,848
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
7.36% 12/25/32
1
124,403 118,911
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
5.79% 02/25/35
1
381,631 367,174
Nomura Resecuritization Trust,
Series 2015-9R, Class 2A1 (STEP-reset date 08/28/23)
3.00% 05/25/36
2
5,578 5,578
Ownit Mortgage Loan Trust,
Series 2006-3, Class A2D
(LIBOR USD 1-Month plus 0.54%)
5.69% 03/25/37
1
533,294 505,373
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2004-WHQ2, Class M4
(LIBOR USD 1-Month plus 1.58%)
6.73% 02/25/35
1
326,204 315,472

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WHQ3, Class M4
(LIBOR USD 1-Month plus 0.95%)
6.10% 06/25/35
1
$ 54,716 $ 54,357
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 07/25/23)
1.87% 04/25/26
2
240,428 223,233
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 34,405 11,427
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
5.65% 04/25/36
1
278,233 270,879
Residential Asset Securities Corp.,
Series 2006-KS5, Class A4
(LIBOR USD 1-Month plus 0.26%)
5.41% 07/25/36
1
521,589 516,285
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.52% 12/25/34
4
53,240 45,257
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
5.83% 06/25/35
1
581,821 561,589
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(LIBOR USD 1-Month plus 0.72%)
5.87% 09/25/35
1
140,096 137,169
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1
(LIBOR USD 1-Month plus 0.14%)
5.29% 07/25/36
1,2
94,634 93,391
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A1
(LIBOR USD 1-Month plus 0.18%)
5.33% 04/25/36
1
271,502 266,821
Terwin Mortgage Trust,
Series 2006-5, Class 1A2B
(LIBOR USD 1-Month plus 0.42%)
5.57% 07/25/37
1,2
449,321 434,987
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
2,5,6
971,017 11,257
Towd Point Mortgage Trust,
Series 2019-MH1, Class A1
3.00% 11/25/58
2,4
328,517 324,360
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
5.38% 06/25/42
1
8,634 7,957
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
5.35% 06/25/33
4
24,783 23,288
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
5.50% 06/25/35
1
$ 80,746 $ 68,556
11,738,263
U.S. Agency Commercial Mortgage-Backed — 2.33%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 207,942 199,841
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 125,745 120,594
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ32, Class A1
0.52% 06/25/25 234,704 223,623
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 273,280 251,539
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.74% 09/25/25
4
3,337,075 42,104
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
4.95% 05/25/44
1
107,254 106,614
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class APT1
4.90% 04/25/46
4
41,985 41,723
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
4
89,533 87,826
Ginnie Mae,
Series 2010-159, Class D
4.56% 09/16/44
4
114,782 112,831
Ginnie Mae,
Series 2011-165, Class IO (IO)
0.00% 10/16/51
4
2,107,471 21
Ginnie Mae,
Series 2011-92, Class C
3.73% 04/16/52
4
899,746 841,875
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.34% 01/16/53
4
1,618,421 14,840

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2014-157, Class C
3.15% 10/16/54
4
$ 463,124 $ 444,113
2,487,544
U.S. Agency Mortgage-Backed — 25.98%
Fannie Mae Pool 254548
5.50% 12/01/32 46,502 47,609
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.61%)
3.86% 11/01/32
1
5,363 5,238
Fannie Mae Pool 555424
5.50% 05/01/33 31,062 31,337
Fannie Mae Pool 655133
7.00% 08/01/32 5,211 5,216
Fannie Mae Pool 655151
7.00% 08/01/32 4,058 4,046
Fannie Mae Pool 762525
6.50% 11/01/33 8,386 8,296
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
4.94% 04/01/34
1
53,743 52,805
Fannie Mae Pool AD0538
6.00% 05/01/24 1,445 1,440
Fannie Mae Pool AE0443
6.50% 10/01/39 37,620 39,261
Fannie Mae Pool AL0851
6.00% 10/01/40 32,835 34,566
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
1
584 574
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
6.10% 10/25/31
1
42,770 43,325
Fannie Mae REMICS,
Series 2002-30, Class FB
(LIBOR USD 1-Month plus 1.00%)
6.15% 08/25/31
1
43,281 43,473
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
1
6,731 6,745
Fannie Mae REMICS,
Series 2004-60, Class FW
(LIBOR USD 1-Month plus 0.45%)
5.60% 04/25/34
1
104,139 103,904
Fannie Mae REMICS,
Series 2004-96, Class MT
(-17.50 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00% 12/25/34
1
10,049 9,194
Fannie Mae REMICS,
Series 2005-73, Class DF
(LIBOR USD 1-Month plus 0.25%)
5.40% 08/25/35
1
65,416 64,613
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-68, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
1.55% 07/25/37
1
$ 50,718 $ 4,931
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
5.55% 10/25/40
1
31,468 31,081
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
1.08% 11/25/36
1
190,297 17,710
Fannie Mae REMICS,
Series 2010-95, Class FB
(LIBOR USD 1-Month plus 0.40%)
5.55% 09/25/40
1
38,733 38,746
Fannie Mae REMICS,
Series 2011-47, Class GF
(LIBOR USD 1-Month plus 0.57%)
5.72% 06/25/41
1
622,766 615,248
Fannie Mae REMICS,
Series 2018-79, Class FA
(LIBOR USD 1-Month plus 0.25%)
5.40% 11/25/48
1
42,010 40,918
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
5.65% 01/25/50
1
94,717 92,302
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
5.65% 03/25/50
1
274,835 267,984
Freddie Mac Pool SD8189
2.50% 01/01/52 657,224 558,031
Freddie Mac Pool SD8199
2.00% 03/01/52 748,755 610,270
Freddie Mac REMICS,
Series 2368, Class AF
(LIBOR USD 1-Month plus 0.95%)
6.14% 10/15/31
1
35,405 35,770
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
5.79% 10/15/33
1
302,128 304,235
Freddie Mac REMICS,
Series 3085, Class FW
(LIBOR USD 1-Month plus 0.70%)
5.89% 08/15/35
1
198,042 199,320
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
5.49% 08/15/35
1
184,311 181,478
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
5.49% 08/15/35
1
37,025 36,456

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
5.59% 11/15/40
1
$ 5,294 $ 5,290
Freddie Mac REMICS,
Series 3895, Class BF
(LIBOR USD 1-Month plus 0.50%)
5.69% 07/15/41
1
128,357 126,810
Freddie Mac REMICS,
Series 3907, Class FM
(LIBOR USD 1-Month plus 0.35%)
5.54% 05/15/26
1
5,475 5,472
Freddie Mac REMICS,
Series 3946, Class FD
(LIBOR USD 1-Month plus 0.35%)
5.54% 04/15/41
1
14,922 14,912
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
5.69% 06/15/42
1
146,074 143,073
Ginnie Mae (TBA)
2.50% 07/15/53 4,225,000 3,657,379
4.50% 07/20/53 525,000 506,681
5.00% 07/20/53 225,000 221,115
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.75% 10/20/31
1
4,305 4,128
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.88% 06/20/32
1
52,816 51,339
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 07/20/32
1
5,144 4,947
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.88% 04/20/33
1
43,457 42,104
Ginnie Mae II Pool 8339
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.75% 12/20/23
1
524 521
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 08/20/25
1
5,710 5,599
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 08/20/42
1
38,767 37,783
Ginnie Mae,
Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
5.56% 10/20/32
1
31,303 31,237
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
5.56% 10/20/32
1
$ 46,175 $ 46,078
Ginnie Mae,
Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
6.57% 01/16/34
1
262,346 264,679
Ginnie Mae,
Series 2009-92, Class FC
(LIBOR USD 1-Month plus 0.80%)
5.96% 10/16/39
1
62,077 61,965
Ginnie Mae,
Series 2010-19, Class FD
(LIBOR USD 1-Month plus 0.45%)
5.61% 07/16/39
1
15,564 15,627
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
1
947,360 5,018
UMBS (TBA)
2.00% 07/01/53 750,000 611,807
2.00% 08/01/53 975,000 795,920
2.50% 07/01/53 2,775,000 2,352,056
2.50% 08/01/53 800,000 679,063
3.00% 07/01/53 3,025,000 2,662,472
3.00% 08/01/53 500,000 440,566
3.50% 08/01/53 200,000 182,461
4.00% 07/01/53 1,675,000 1,571,751
4.50% 07/01/53 725,000 696,994
4.50% 08/01/53 2,150,000 2,068,367
5.00% 07/01/53 3,525,000 3,454,225
5.00% 08/01/53 1,225,000 1,200,500
5.50% 07/01/53 2,275,000 2,264,778
27,768,839
Total Mortgage-Backed
(Cost $48,130,300) 47,204,499
MUNICIPAL BONDS — 1.15%*
Colorado — 0.89%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 965,000 949,143
Massachusetts — 0.26%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 285,000 277,103
Total Municipal Bonds
(Cost $1,242,877) 1,226,246
U.S. TREASURY SECURITIES — 20.13%
U.S. Agency Discount Notes — 1.96%
U.S. International Development Finance Corp.,
Series 2
1.49% 08/15/31 2,390,270 2,092,806

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Bonds — 0.76%
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
(WI)
1.25% 04/15/28
7
$ 835,540 $ 808,385
U.S. Treasury Notes — 17.41%
U.S. Treasury Notes
4.25% 05/31/25 1,655,000 1,634,280
4.63% 06/30/25 17,055,000 16,977,720
18,612,000
Total U.S. Treasury Securities
(Cost $21,908,289) 21,513,191
Total Bonds — 98.31%
(Cost $107,183,754)
105,078,501
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 22.80%
Money Market Funds — 4.47%
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
8
24,687 24,687
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
8
4,752,000 4,752,000
4,776,687
U.S. Agency Discount Notes — 6.15%
Federal Home Loan Bank
4.84%
9
07/24/23 2,000,000 1,994,382
4.93%
9
08/09/23 2,000,000 1,989,855
0.00%
9
05/22/24 1,300,000 1,296,383
0.00%
9
05/21/24 1,300,000 1,294,666
6,575,286
U.S. Treasury Bills — 12.18%
U.S. Treasury Bills
4.75%
9
08/03/23 2,803,000 2,790,669
5.36%
9
10/03/23 3,000,000 2,960,358
5.25%
9
10/26/23 2,000,000 1,966,814
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
U.S. Treasury Bills (WI)
5.12%
9
08/15/23 $ 5,340,000 $ 5,307,207
13,025,048
Total Short-Term Investments
(Cost $24,387,330) 24,377,021
Total Investments - 121.11%
(Cost $131,571,084) 129,455,522
Liabilities in Excess of Other Assets - (21.11)% (22,566,988)
Net Assets - 100.00% $ 106,888,534
1
Floating rate security. The rate disclosed was in effect at June 30, 2023.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $11,257, which is 0.01% of total net assets.
7
Inflation protected security. Principal amount reflects original security face amount.
8
Represents the current yield as of June 30, 2023.
9
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 522,886 EUR 476,000 Citibank N.A. 07/14/23 $ 3,191
USD 261,381 GBP 207,000 Citibank N.A. 07/14/23 (1,816)
NET UNREALIZED APPRECIATION $ 1,375
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 194 09/29/23 $ 39,448,688 $ (522,570) $ (522,570)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 161 09/29/23 (17,242,094) 349,863 349,863
U.S. Treasury Ten-Year Ultra Bond 48 09/20/23 (5,685,000) 58,711 58,711
U.S. Treasury Ultra Bond 14 09/20/23 (1,907,063) (20,840) (20,840)
(24,834,157) 387,734 387,734
TOTAL FUTURES CONTRACTS $ 14,614,531 $ (134,836) $ (134,836)
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/23
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 $ 390 $ 6,639 $ 5,585 $ 1,054
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
ULTRA SHORT BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 4,776,687 $ — $ — $ 4,776,687
U.S. Agency Discount Notes — 6,575,286 — 6,575,286
U.S. Treasury Bills 13,025,048 — — 13,025,048
Long-Term Investments:
Asset-Backed Securities — 9,388,534 — 9,388,534
Corporates — 25,746,031 — 25,746,031
Mortgage-Backed Securities — 47,193,242 11,257 47,204,499
Municipal Bonds — 1,226,246 — 1,226,246
U.S. Treasury Securities 18,612,000 2,901,191 — 21,513,191
Other Financial Instruments
*
Assets:
Credit contracts — 6,639 — 6,639
Foreign currency exchange contracts — 3,191 — 3,191
Interest rate contracts 408,574 — — 408,574
Liabilities:
Foreign currency exchange contracts — (1,816) — (1,816)
Interest rate contracts (543,410) — — (543,410)
Total $ 36,278,899 $ 93,038,544 $ 11,257 $ 129,328,700
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 12
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ULTRA SHORT
BOND FUND
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 11,884 $ 11,884
Accrued discounts/premiums (1,437) (1,437)
Realized gain (loss) — —
Change in unrealized appreciation* 810 810
Purchases — —
Sales — —
Transfers into Level 3** — —
Transfers out of Level 3** — —
Balance as of
June 30, 2023
$ 11,257 $ 11,257
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $810 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
ULTRA SHORT BOND FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Mortgage-Backed
Securities-Non-Agency $11,257 Third-Party Vendor Vendor Prices $1.16 $1.16 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.